Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and financial investments
Schedule of cash and cash equivalents
.	December 31, 2021	December 31, 2020
Cash and cash equivalents	69,720	59,640
Short-term financial investments	66,007	103,187
Total	135,727	162,827

Schedule of financial investments
.	December 31, 2021	December 31, 2020
Financial investments	798,786	-